Amounts Recorded in AVX's Consolidated Financial Statements Related to Grants and Exercises of Options (Detail) (AVX Corporation, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
AVX Corporation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense (net of tax benefit)	¥ 190	¥ 159	¥ 211
Tax benefit associated with stock based compensation expense	23	31	40
Cash received from the exercise of options	517	12	356
Excess tax benefit from stock-based payment arrangements	¥ 44	¥ 1	¥ 24